Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

Property and equipment at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Computers and equipment	$8,799	$10,877
Software and development costs	43,922	54,274
Furniture and fixtures	3,046	3,291
Leasehold improvements	6,752	7,039

	$62,519	$75,481
Less accumulated depreciation and amortization	(43,505)	(50,704)

Property and equipment, net	$19,014	$24,777